Prepaid and Other Current Assets (Narrative) (Details) $ in Thousands, ¥ in Millions, HKD in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 HKD
Sohu [Member]
Schedule of Prepaid and Other Current Assets [Line Items]
Principal amount of matching loans from related parties	$ 170,000
Principal amount of matching loans to related parties	157,100			¥ 1,020
Interest income from matching loans	4,925	$ 0	$ 0
Interest expense on matching loans	$ 1,234	0	0
Sohu [Member] | Loan Agreements [Member]
Schedule of Prepaid and Other Current Assets [Line Items]
Term of agreement	1 year
SoEasy [Member]
Schedule of Prepaid and Other Current Assets [Line Items]
Principal amount of matching loans from related parties	$ 12,900				HKD 100
Principal amount of matching loans to related parties	12,300			¥ 80
Interest income from matching loans	435	0	0
Interest expense on matching loans	$ 106	$ 0	$ 0
SoEasy [Member] | Loan Agreements [Member]
Schedule of Prepaid and Other Current Assets [Line Items]
Term of agreement	1 year